Unaudited Interim Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Mar. 31, 2026	Sep. 30, 2025
Class A Ordinary Shares
Ordinary shares par value (in Dollars per share)	[1]	$ 0.0025	$ 0.0025
Ordinary shares authorized (in Shares)	[1]	998,000,000	998,000,000
Ordinary shares issued (in Shares)	[1]	12,569,540	10,662,522
Ordinary shares outstanding (in Shares)	[1]	12,569,540	10,662,522
Class B Ordinary Shares
Ordinary shares par value (in Dollars per share)	[1]	$ 0.0025	$ 0.0025
Ordinary shares authorized (in Shares)	[1]	2,000,000	2,000,000
Ordinary shares issued (in Shares)	[1]	1,000,000	1,000,000
Ordinary shares outstanding (in Shares)	[1]	1,000,000	1,000,000

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on February 17, 2023, share split occurred on March 20, 2023, and share consolidation occurred on April 7, 2025 (Note 15).